UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON D.C. 20549

 FORM 13F

 FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  September 30, 2008

 Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.


 Institutional Investment Manager Filing this Report:
 Name: Ironbound Capital Management LP
 Address: 902 Carnegie Center
          Suite 300
          Princeton, NJ 08540

 13F File Number: 28-11572

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

 Person Signing this Report on Behalf of Reporting Manager:
 Name:   Brian A. Sattinger
 Title:  Chief Financial Officer
 Phone:  609-951-5005


 Signature, Place, and Date of Signing:
 Brian A. Sattinger    Princeton, New Jersey     November 14, 2008


 Report Type (Check only one.):
  [X]        13F HOLDINGS REPORT.
  [ ]        13F NOTICE.
  [ ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

 FORM 13F SUMMARY PAGE


 Report Summary:
 Number of Other Included Managers:     0
 Form 13F Information Table Entry Total:24
 Form 13F Information Table Value Total:$494,330

 List of Other Included Managers:

 FORM 13F INFORMATION TABLE


                                                             VALUE     Shares/ SH/    PUT/   INVSTMT  OTHER     VOTING AUTHORITY
 NAME OF ISSUER           TITLE OF CLASS      CUSIP         (x1000)    PRN AMT PRN    CALL   DSCRETN  MANAGERS SOLE    SHARED NONE
 ---------------------    --------------      ---------     ------    -------- --     ----   -------  -------- ------- ------ ----

 ALPHA NATURAL RESOURCES  COM     	      02076X102          1          20 SH            SOLE                  20   0      0
 BERKLEY W R CORP         COM                 084423102      22000      934200 SH            SOLE              934200   0      0
 COMMERCIAL METALS CO     COM                 201723103       1858      110000 SH            SOLE              110000   0      0
 COOPER INDS LTD          CL A                G24182100      	16     	636000 SH            SOLE             636000	0      0
 CORNING INC              COM                 219350105      35501     2269900 SH            SOLE             2269900   0      0
 CORNING INC              COM                 219350105         63        4000 SH     CALL   SOLE                4000   0      0
 DRYSHIPS INC             SHS                 Y2109Q101        887       25000 SH            SOLE               25000   0      0
 FORESTAR REAL ESTATE     COM                 346233109      20351     1379717 SH            SOLE             1379717   0      0
 GOLDMAN SACHS GROUP      COM                 38141G104      25600      200000 SH            SOLE              200000   0      0
 HCC INS HLDGS INC        COM                 404132102      29462     1091200 SH            SOLE             1091200   0      0
 INFOSYS TECHNOLOGIES     SPONSORED  ADR      456788108      23853      716100 SH            SOLE              716100   0      0
 JOHNSON & JOHNSON        COM                 478160104      44499      642300 SH            SOLE              642300   0      0
 LUNDIN MINING CORP       COM                 550372106        444      148900 SH            SOLE              148900   0      0
 MARATHON OIL CORP        COM                 565849106      29930      750700 SH            SOLE              750700   0      0
 NEXEN INC                COM                 65334H102      41689     1794600 SH            SOLE             1794600   0      0
 NUCOR CORP               COM                 670346105      21072      533467 SH            SOLE              533467   0      0
 PRIDE INTL INC DEL       COM                 74153Q102      25574      863700 SH            SOLE              863700   0      0
 SELECT SECTOR SPDR       SBI INT-FINL        81369Y605      19890     1000000 SH            SOLE             1000000   0      0
 ST JOE CO                COM                 790148100      37958      971044 SH            SOLE              971044   0      0
 TALISMAN ENERGY INC      COM                 87425E103      31047     2183305 SH            SOLE             2183305   0      0
 TESORO CORP              COM                 881609101        412       25000 SH     CALL   SOLE               25000   0      0
 TESORO CORP              COM                 881609101       2642      160200 SH            SOLE              160200   0      0
 TIMKEN CO                COM                 887389104      14974      528200 SH            SOLE              528200   0      0
 URS CORP NEW             COM                 903236107      40068     1092660 SH            SOLE             1092660   0      0
 WYETH                    COM                 983024100      24602      666000 SH            SOLE              666000   0      0